Document and Entity Information	Feb. 18, 2025
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2024
Entity Registrant Name	AIM ETF PRODUCTS TRUST
Entity Central Index Key	0001797318
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 18, 2025
Document Effective Date	Feb. 18, 2025